Loans, impaired loans and allowance for credit losses (Tables)	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Disclosure of loans at amortized cost
(a) Loans at amortized cost

				As at
				July 31, 2021
($ millions)				Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages				$310,370	$838	$309,532
Personal loans				91,544	2,550	88,994
Credit cards				12,194	1,306	10,888
Business and government				219,720	1,385	218,335
Total				$633,828	$6,079	$627,749

	As at
	April 30, 2021			October 31, 2020
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$296,727	$841	$295,886	$284,684	$884	$283,800
Personal loans	90,682	2,806	87,876	93,758	3,155	90,603
Credit cards	12,826	1,545	11,281	14,797	1,886	12,911
Business and government	214,646	1,524	213,122	217,663	1,714	215,949
Total	$614,881	$6,716	$608,165	$610,902	$7,639	$603,263

Schedule of Impaired Loans
(b) Impaired loans
(1)(2)

	As at
	July 31, 2021
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$1,432	$403	$1,029
Personal loans	946	715	231
Credit cards	–	–	–
Business and government	2,357	641	1,716
Total	$4,735	$1,759	$2,976
By geography:
Canada	$1,089	$472	$617
United States	17	1	16
Mexico	771	293	478
Peru	790	358	432
Chile	611	195	416
Colombia	448	98	350
Other international	1,009	342	667
Total	$4,735	$1,759	$2,976

	As at
	April 30, 2021			October 31, 2020
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$1,495	$410	$1,085	$1,490	$392	$1,098
Personal loans	1,182	821	361	1,032	820	212
Credit cards	–	–	–	–	–	–
Business and government	2,439	707	1,732	2,531	745	1,786
Total	$5,116	$1,938	$3,178	$5,053	$1,957	$3,096
By geography:
Canada	$1,219	$518	$701	$1,127	$487	$640
United States	49	2	47	116	4	112
Mexico	716	309	407	570	222	348
Peru	872	380	492	824	498	326
Chile	709	243	466	775	233	542
Colombia	521	135	386	459	102	357
Other international	1,030	351	679	1,182	411	771
Total	$5,116	$1,938	$3,178	$5,053	$1,957	$3,096
(1)	Interest income recognized on impaired loans during the three months ended July 31, 2021 was $13 (April 30, 2021 – $12; October 31, 2020 – $11).
(2)	Additional interest income of approximately $61 would have been recorded if the above loans had not been classified as impaired (April 30, 2021 – $73; October 31, 2020 – $71).

Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations
The following table shows certain key macroeconomic variables used to estimate the allowance for credit losses. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Pessimistic Front Loaded
As at July 31, 2021	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	5.3	1.6	7.1	2.5	1.2	2.6	-5.7	3.9
Unemployment rate, average %	6.5	6.0	5.8	4.3	9.0	6.5	11.9	8.4
Bank of Canada overnight rate target, average %	0.3	2.1	0.9	3.6	0.3	1.2	0.3	0.5
HPI - Housing Price Index, y/y % change	11.5	2.2	13.5	3.9	4.3	3.4	-2.1	4.0
USDCAD exchange rate, average	1.19	1.21	1.18	1.20	1.23	1.21	1.25	1.23
US
Real GDP growth, y/y % change	6.7	1.6	8.5	2.3	3.6	2.4	-0.5	3.5
Unemployment rate, average %	4.7	4.1	4.3	3.7	6.5	4.7	7.8	6.1
Mexico
Real GDP growth, y/y % change	3.7	1.7	5.6	3.1	1.2	2.4	-3.3	3.6
Unemployment rate, average %	4.0	4.0	3.5	3.0	6.5	4.6	9.4	6.5
Chile
Real GDP growth, y/y % change	6.6	2.6	8.9	3.7	3.4	3.5	-0.5	4.5
Unemployment rate, average %	9.4	6.6	8.8	5.9	11.9	7.2	14.8	9.1
Peru
Real GDP growth, y/y % change	6.2	3.2	9.0	4.6	5.6	3.7	3.3	4.4
Unemployment rate, average %	11.0	7.3	9.3	4.0	12.6	7.9	15.0	9.9
Colombia
Real GDP growth, y/y % change	5.0	3.5	6.9	4.9	4.3	4.0	2.0	4.8
Unemployment rate, average %	14.0	8.6	12.8	5.9	15.5	9.2	18.0	11.2
Caribbean
Real GDP growth, y/y % change	5.2	4.1	6.6	5.5	4.6	4.5	2.2	5.4
Global
WTI oil price, average USD/bbl	65	67	71	90	58	65	52	55
Copper price, average USD/lb	4.17	4.09	4.35	4.77	3.91	4.00	3.78	3.67
Global GDP, y/y % change	5.56	2.89	7.33	3.90	3.33	3.50	- 0.13	4.42

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Pessimistic Front Loaded
As at April 30, 2021	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	7.8	1.6	9.9	2.3	2.8	2.8	-3.5	3.9
Unemployment rate, average %	6.7	6.0	6.1	4.8	9.3	6.6	12.2	8.5
Bank of Canada overnight rate target, average %	0.3	1.7	0.9	2.9	0.3	0.7	0.3	0.5
HPI - Housing Price Index, y/y % change	7.5	2.0	9.2	4.2	0.4	2.9	-5.9	4.0
USDCAD exchange rate, average	1.24	1.23	1.23	1.22	1.28	1.24	1.30	1.26
US
Real GDP growth, y/y % change	8.2	1.6	10.3	2.1	4.8	2.5	0.9	3.5
Unemployment rate, average %	5.0	3.8	4.5	3.4	6.7	4.4	8.0	5.9
Mexico
Real GDP growth, y/y % change	7.0	1.9	8.7	2.7	3.5	2.8	-0.3	3.8
Unemployment rate, average %	3.8	3.8	3.4	2.9	6.3	4.4	9.2	6.3
Chile
Real GDP growth, y/y % change	6.5	5.1	8.4	6.8	3.1	6.0	-0.8	7.1
Unemployment rate, average %	9.5	6.7	9.0	5.7	12.0	7.2	14.9	9.2
Peru
Real GDP growth, y/y % change	7.5	3.6	10.2	5.1	5.8	4.2	3.7	4.9
Unemployment rate, average %	11.3	7.3	10.1	4.4	13.2	7.9	15.4	9.9
Colombia
Real GDP growth, y/y % change	4.7	3.6	6.7	4.9	3.0	4.2	0.9	4.9
Unemployment rate, average %	12.8	8.6	11.9	6.3	14.7	9.2	16.9	11.2
Caribbean
Real GDP growth, y/y % change	3.8	4.1	5.4	4.9	2.1	5.2	-0.3	6.2
Global
WTI oil price, average USD/bbl	62	66	70	90	54	62	50	57
Copper price, average USD/lb	4.03	3.90	4.23	4.55	3.69	3.77	3.49	3.50
Global GDP, y/y % change	6.73	3.00	8.65	4.00	4.29	3.65	1.45	4.40

As at October 31, 2020	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Pessimistic Front Loaded
	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	3.1	2.2	4.7	2.7	-2.0	3.8	-10.8	6.4
Unemployment rate, average %	7.3	5.5	6.7	4.7	9.9	5.8	14.1	7.1
Bank of Canada overnight rate target, average %	0.3	0.8	0.5	1.2	0.3	0.4	0.3	0.3
HPI - Housing Price Index, y/y % change	0.4	2.8	1.9	3.3	-6.3	4.6	-15.2	6.8
USDCAD exchange rate, average	1.30	1.25	1.30	1.25	1.37	1.27	1.40	1.33
US
Real GDP growth, y/y % change	2.5	2.2	3.6	2.4	-0.5	3.1	-7.4	5.2
Unemployment rate, average %	6.3	3.5	6.1	3.3	8.1	4.1	10.5	7.0
Mexico
Real GDP growth, y/y % change	1.0	2.3	2.5	2.6	-1.8	3.1	-8.7	5.3
Unemployment rate, average %	7.3	4.5	6.8	3.9	9.9	4.9	14.1	6.2
Chile
Real GDP growth, y/y % change	3.8	2.6	5.6	3.2	0.8	3.4	-6.2	5.6
Unemployment rate, average %	12.1	7.3	11.6	6.9	14.7	7.7	18.9	8.9
Peru
Real GDP growth, y/y % change	3.7	3.8	5.0	4.4	2.9	4.4	-3.5	6.3
Unemployment rate, average %	12.4	8.1	11.3	6.3	14.2	8.5	18.5	9.7
Colombia
Real GDP growth, y/y % change	1.9	3.5	3.0	4.0	1.1	4.0	-5.2	6.0
Unemployment rate, average %	14.4	8.2	13.6	6.8	16.2	8.7	20.5	9.8
Caribbean
Real GDP growth, y/y % change	2.2	4.1	3.3	4.4	1.0	4.7	-6.6	5.9
Global
WTI oil price, average USD/bbl	48	58	52	68	42	54	37	38
Copper price, average USD/lb	3.00	3.19	3.09	3.42	2.79	3.06	2.66	2.64
Global GDP, y/y % change	4.44	3.28	5.63	3.72	2.36	3.91	-2.67	5.34

Schedule of Allowance for Credit Losses
(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at November 1, 2020	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at July 31, 2021
Residential mortgages	$884	$74	$(61)	$(59)	$838
Personal loans	3,155	810	(1,256)	(159)	2,550
Credit cards	1,886	672	(1,164)	(88)	1,306
Business and government	1,892	84	(317)	(125)	1,534
	$7,817	$1,640	$(2,798)	$(431)	$6,228
Presented as:
Allowance for credit losses on loans	$7,639				$6,079
Allowance for credit losses on acceptances (1)	77				62
Allowance for credit losses on off-balance sheet exposures (2)	101				87
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2019	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at July 31, 2020
Residential mortgages	$680	$329	$(57)	$(130)	$822
Personal loans	2,065	2,122	(1,098)	(129)	2,960
Credit cards	1,255	1,444	(812)	(42)	1,845
Business and government	1,139	1,058	(342)	(83)	1,772
	$5,139	$4,953	$(2,309)	$(384)	$7,399
Presented as:
Allowance for credit losses on loans	$5,077				$7,221
Allowance for credit losses on acceptances (1)	6				88
Allowance for credit losses on off-balance sheet exposures (2)	56				90
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at July 31, 2021
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$153	$282	$403	$838
Personal loans	659	1,176	715	2,550
Credit cards	334	972	–	1,306
Business and government	265	479	641	1,385
Total (1)	$1,411	$2,909	$1,759	$6,079
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos amounted to $153.

	As at October 31, 2020
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$190	$302	$392	$884
Personal loans	864	1,471	820	3,155
Credit cards	501	1,385	–	1,886
Business and government	409	560	745	1,714
Total (1)	$1,964	$3,718	$1,957	$7,639
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $181.

	As at July 31, 2020
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$191	$307	$324	$822
Personal loans	843	1,383	734	2,960
Credit cards	502	1,343	–	1,845
Business and government	350	526	718	1,594
Total (1)	$1,886	$3,559	$1,776	$7,221
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $182.

The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended								As at and for the nine months ended
	July 31, 2021				April 30, 2021				July 31, 2021
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$151	$280	$410	$841	$161	$297	$406	$864	$190	$302	$392	$884
Provision for credit losses
Remeasurement (1)	(29)	15	27	13	(30)	7	48	25	(124)	51	134	61
Newly originated or purchased financial assets	18	–	–	18	10	–	–	10	39	–	–	39
Derecognition of financial assets and maturities	(2)	(6)	–	(8)	(2)	(7)	–	(9)	(7)	(19)	–	(26)
Changes in models and methodologies	–	–	–	–	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	17	(14)	(3)	–	19	(15)	(4)	–	68	(56)	(12)	–
Stage 2	(3)	13	(10)	–	(3)	17	(14)	–	(9)	50	(41)	–
Stage 3	–	(6)	6	–	–	(11)	11	–	–	(29)	29	–
Gross write-offs	–	–	(23)	(23)	–	–	(22)	(22)	–	–	(82)	(82)
Recoveries	–	–	11	11	–	–	6	6	–	–	21	21
Foreign exchange and other movements	1	–	(15)	(14)	(4)	(8)	(21)	(33)	(4)	(17)	(38)	(59)
Balance at end of period (2)	$153	$282	$403	$838	$151	$280	$410	$841	$153	$282	$403	$838
Personal loans
Balance at beginning of period	$699	$1,286	$821	$2,806	$787	$1,514	$849	$3,150	$864	$1,471	$820	$3,155
Provision for credit losses
Remeasurement (1)	(265)	231	230	196	(264)	176	327	239	(951)	943	809	801
Newly originated or purchased financial assets	185	–	–	185	154	–	–	154	438	–	–	438
Derecognition of financial assets and maturities	(55)	(127)	–	(182)	(67)	(82)	–	(149)	(150)	(279)	–	(429)
Changes in models and methodologies	–	–	–	–	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	148	(145)	(3)	–	204	(200)	(4)	–	753	(743)	(10)	–
Stage 2	(41)	58	(17)	–	(85)	104	(19)	–	(218)	273	(55)	–
Stage 3	(3)	(111)	114	–	(8)	(184)	192	–	(42)	(421)	463	–
Gross write-offs	–	–	(508)	(508)	–	–	(547)	(547)	–	–	(1,461)	(1,461)
Recoveries	–	–	78	78	–	–	64	64	–	–	205	205
Foreign exchange and other movements	(9)	(16)	–	(25)	(22)	(42)	(41)	(105)	(35)	(68)	(56)	(159)
Balance at end of period (2)	$659	$1,176	$715	$2,550	$699	$1,286	$821	$2,806	$659	$1,176	$715	$2,550
Credit cards
Balance at beginning of period	$319	$1,226	$–	$1,545	$448	$1,467	$–	$1,915	$501	$1,385	$–	$1,886
Provision for credit losses
Remeasurement (1)	(88)	(78)	350	184	(177)	119	323	265	(398)	299	824	725
Newly originated or purchased financial assets	27	–	–	27	19	–	–	19	75	–	–	75
Derecognition of financial assets and maturities	(16)	(27)	–	(43)	(17)	(24)	–	(41)	(48)	(80)	–	(128)
Changes in models and methodologies	–	–	–	–	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	109	(109)	–	–	91	(91)	–	–	313	(313)	–	–
Stage 2	(16)	16	–	–	(32)	32	–	–	(91)	91	–	–
Stage 3	–	(56)	56	–	–	(228)	228	–	–	(354)	354	–
Gross write-offs	–	–	(462)	(462)	–	–	(587)	(587)	–	–	(1,309)	(1,309)
Recoveries	–	–	59	59	–	–	42	42	–	–	145	145
Foreign exchange and other movements	(1)	–	(3)	(4)	(13)	(49)	(6)	(68)	(18)	(56)	(14)	(88)
Balance at end of period (2)	$334	$972	$–	$1,306	$319	$1,226	$–	$1,545	$334	$972	$–	$1,306
Business and government
Balance at beginning of period	$353	$564	$707	$1,624	$459	$600	$739	$1,798	$478	$592	$745	$1,815
Provision for credit losses
Remeasurement (1)	(67)	(8)	96	21	(79)	–	103	24	(156)	13	305	162
Newly originated or purchased financial assets	71	–	–	71	79	–	–	79	239	–	–	239
Derecognition of financial assets and
maturities	(66)	(20)	(6)	(92)	(85)	(12)	(1)	(98)	(234)	(45)	(9)	(288)
Changes in models and methodologies	–	–	–	–	(4)	(11)	–	(15)	(4)	(11)	–	(15)
Transfer to (from):
Stage 1	22	(22)	–	–	10	(10)	–	–	50	(50)	–	–
Stage 2	(4)	4	–	–	(18)	19	(1)	–	(46)	47	(1)	–
Stage 3	–	(1)	1	–	–	(3)	3	–	–	(5)	5	–
Gross write-offs	–	–	(151)	(151)	–	–	(105)	(105)	–	–	(343)	(343)
Recoveries	–	–	13	13	–	–	8	8	–	–	26	26
Foreign exchange and other movements	2	3	(19)	(14)	(9)	(19)	(39)	(67)	(16)	(21)	(87)	(124)
Balance at end of period including off-balance sheet exposures (2)	$311	$520	$641	$1,472	$353	$564	$707	$1,624	$311	$520	$641	$1,472
Less: Allowance for credit losses on off-balance sheet exposures (3)	(46)	(41)	–	(87)	(50)	(50)	–	(100)	(46)	(41)	–	(87)
Balance at end of period (2)	$265	$479	$641	$1,385	$303	$514	$707	$1,524	$265	$479	$641	$1,385
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Interest income on impaired loans for residential mortgages, personal and credit cards, and business and government loans totaled $61 (April 30, 2021 – $73).
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Summary of Carrying Value of Exposures by Risk Rating
(d)	Carrying value of exposures by risk rating

Residential mortgages	As at July 31, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$179,340	$5,527	$–	$184,867	$167,233	$1,892	$–	$169,125
Low	64,790	1,858	–	66,648	61,988	1,495	–	63,483
Medium	10,946	5,174	–	16,120	10,914	2,071	–	12,985
High	977	2,298	–	3,275	1,197	3,435	–	4,632
Very high	14	635	–	649	13	596	–	609
Loans not graded (2)	33,424	3,955	–	37,379	28,787	3,573	–	32,360
Default	–	–	1,432	1,432	–	–	1,490	1,490
Total	$289,491	$19,447	$1,432	$310,370	$270,132	$13,062	$1,490	$284,684
Allowance for credit losses	153	282	403	838	190	302	392	884
Carrying value	$289,338	$19,165	$1,029	$309,532	$269,942	$12,760	$1,098	$283,800
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at July 31, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$30,301	$305	$–	$30,606	$29,557	$499	$–	$30,056
Low	25,049	839	–	25,888	25,508	1,793	–	27,301
Medium	8,017	1,208	–	9,225	6,619	2,779	–	9,398
High	5,375	2,559	–	7,934	5,809	2,964	–	8,773
Very high	84	916	–	1,000	318	1,367	–	1,685
Loans not graded (2)	14,399	1,546	–	15,945	13,629	1,884	–	15,513
Default	–	–	946	946	–	–	1,032	1,032
Total	$83,225	$7,373	$946	$91,544	$81,440	$11,286	$1,032	$93,758
Allowance for credit losses	659	1,176	715	2,550	864	1,471	820	3,155
Carrying value	$82,566	$6,197	$231	$88,994	$80,576	$9,815	$212	$90,603
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at July 31, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,392	$84	$–	$1,476	$1,318	$20	$–	$1,338
Low	2,208	153	–	2,361	1,971	184	–	2,155
Medium	2,546	191	–	2,737	2,416	393	–	2,809
High	1,783	1,310	–	3,093	2,229	1,799	–	4,028
Very high	19	445	–	464	41	843	–	884
Loans not graded (1)	1,250	813	–	2,063	2,414	1,169	–	3,583
Default	–	–	–	–	–	–	–	–
Total	$9,198	$2,996	$–	$12,194	$10,389	$4,408	$–	$14,797
Allowance for credit losses	334	972	–	1,306	501	1,385	–	1,886
Carrying value	$8,864	$2,024	$–	$10,888	$9,888	$3,023	$–	$12,911
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at July 31, 2021				As at October 31, 2020
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$85,879	$16	$–	$85,895	$85,242	$6	$–	$85,248
Low	18,027	12	–	18,039	16,775	39	–	16,814
Medium	6,708	23	–	6,731	5,739	123	–	5,862
High	2,773	780	–	3,553	2,201	705	–	2,906
Very high	19	191	–	210	3	134	–	137
Loans not graded (1)	8,775	2,637	–	11,412	11,113	4,501	–	15,614
Default	–	–	–	–	–	–	–	–
Carrying value	$122,181	$3,659	$–	$125,840	$121,073	$5,508	$–	$126,581
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at July 31, 2021				As at October 31, 2020
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$108,831	$1,146	$–	$109,977	$105,757	$1,290	$–	$107,047
Non-investment grade	93,548	8,087	–	101,635	93,998	8,840	–	102,838
Watch list	31	3,601	–	3,632	47	3,101	–	3,148
Loans not graded (2)	2,112	7	–	2,119	2,063	36	–	2,099
Default	–	–	2,357	2,357	–	–	2,531	2,531
Total	$204,522	$12,841	$2,357	$219,720	$201,865	$13,267	$2,531	$217,663
Allowance for credit losses	265	479	641	1,385	409	560	745	1,714
Carrying value	$204,257	$12,362	$1,716	$218,335	$201,456	$12,707	$1,786	$215,949
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at July 31, 2021				As at October 31, 2020
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$185,780	$1,599	$–	$187,379	$182,580	$1,280	$–	$183,860
Non-investment grade	65,032	3,660	–	68,692	59,600	4,336	–	63,936
Watch list	11	2,058	–	2,069	6	1,704	–	1,710
Loans not graded (2)	3,920	–	–	3,920	3,702	309	–	4,011
Default	–	–	106	106	–	–	161	161
Total	$254,743	$7,317	$106	$262,166	$245,888	$7,629	$161	$253,678
Allowance for credit losses	46	41	–	87	69	32	–	101
Carrying value	$254,697	$7,276	$106	$262,079	$245,819	$7,597	$161	$253,577
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Schedule of Loans Past Due But Not Impaired

(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy. In cases where borrowers have opted to participate in payment deferral programs as a result of
COVID-19,
deferral of payments is not considered past due and such loans are not aged further during the deferral period.

	As at July 31, 2021 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$721	$327	$–	$1,048
Personal loans	406	212	–	618
Credit cards	149	93	258	500
Business and government	126	33	–	159
Total	$1,402	$665	$258	$2,325

	As at April 30, 2021 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$759	$366	$–	$1,125
Personal loans	439	264	–	703
Credit cards	181	141	470	792
Business and government	80	70	–	150
Total	$1,459	$841	$470	$2,770

	As at October 31, 2020 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$663	$282	$–	$945
Personal loans	604	273	–	877
Credit cards	401	166	277	844
Business and government	288	103	–	391
Total	$1,956	$824	$277	$3,057
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular ageing of the loans resumes, after the end of the deferral period.

(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

Summary of Purchased Credit Impaired Loans
(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	July 31 2021	April 30 2021	October 31 2020
Unpaid principal balance (1)	$316	$361	$393
Credit related fair value adjustments	(70)	(84)	(93)
Carrying value	246	277	300
Stage 3 allowance	(1)	(13)	(10)
Carrying value net related allowance	$245	$264	$290
(1)	Represents principal amount owed net of write-offs.